Condensed Consolidated Statements of Changes in Stockholders’ (Deficit) Equity (Unaudited) - USD ($)	Previously Reported Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Deficit	Previously Reported Stock Subscription Receivable	Previously Reported	Retroactive Application of Recapitalization Common Stock	Retroactive Application of Recapitalization Additional Paid-in Capital	Retroactive Application of Recapitalization Accumulated Deficit	Retroactive Application of Recapitalization Stock Subscription Receivable	Retroactive Application of Recapitalization	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Stock Subscription Receivable	Total
Balance at Dec. 31, 2023		$ 28,857,965	$ (25,445,506)		$ 3,412,459	$ 6,980	$ (6,980)				$ 6,980	$ 28,850,985	$ (25,445,506)		$ 3,412,459
Balance (in Shares) at Dec. 31, 2023						1,396,000					1,396,000
Net Income (loss)					(29,766,263)										(32,535,982)
Balance at Mar. 31, 2024					(40,630,758)										(40,630,758)
Balance at Dec. 31, 2023		28,857,965	(25,445,506)		3,412,459	$ 6,980	(6,980)				$ 6,980	28,850,985	(25,445,506)		3,412,459
Balance (in Shares) at Dec. 31, 2023						1,396,000					1,396,000
Net Income (loss)					(7,747,847)										(10,621,556)
Balance at Jun. 30, 2024					(18,160,646)							82,483,948	(100,573,062)	(80,241)	(18,160,646)
Balance at Dec. 31, 2023		28,857,965	(25,445,506)		3,412,459	$ 6,980	(6,980)				$ 6,980	28,850,985	(25,445,506)		3,412,459
Balance (in Shares) at Dec. 31, 2023						1,396,000					1,396,000
Net Income (loss)					(14,384,526)										(20,339,452)
Balance at Sep. 30, 2024					(18,786,644)							93,968,741	(110,290,958)	(2,476,160)	(18,786,644)
Balance at Dec. 31, 2023		28,857,965	(25,445,506)		3,412,459	$ 6,980	$ (6,980)				$ 6,980	28,850,985	(25,445,506)		3,412,459
Balance (in Shares) at Dec. 31, 2023						1,396,000					1,396,000
Capital contributions from related party												487,273			487,273
Issuance of common stock upon consummation of the Merger											$ 600	(27,888,519)			(27,887,919)
Issuance of common stock upon consummation of the Merger (in Shares)											120,093
Conversion of convertible notes into common stock upon consummation of the Merger											$ 596	3,174,404			3,175,000
Conversion of convertible notes into common stock upon consummation of the Merger (in Shares)											119,245
Stock subscription receivable														(80,241)	(80,241)
Shares issued from Earnout Arrangement												63,600,000	(63,600,000)
Contingent consideration												906,000	(906,000)
Convertible note – stock issuance loss												2,805,678			2,805,678
Private Placements											$ 1,735	12,930,262			12,931,997
Private Placements (in Shares)											347,016
Issuance costs in connection with the Private Placements												(419,499)			(419,499)
Shares issued from exercise of Series A Warrants											$ 1,375	7,321,820			7,323,195
Shares issued from exercise of Series A Warrants (in Shares)											274,858
Shares issued from exercise of Series B Warrants											$ 575	2,671,354			2,671,929
Shares issued from exercise of Series B Warrants (in Shares)											114,992
Issuance of common stock for Forward Purchase Agreement											$ 954	3,123,425		(2,372,232)	752,147
Issuance of common stock for Forward Purchase Agreement (in Shares)											190,860
Issuance of common stock for Forward Purchase Agreement Compensation											$ 285	1,025,715			1,026,000
Issuance of common stock for Forward Purchase Agreement Compensation (in Shares)											57,000
Forward Purchase Agreement – subscription receivable discount												93,113		(93,113)
Stock-based compensation to consultants												700,000			700,000
Shares issued to consultants											$ 69	249,931			250,000
Shares issued to consultants (in Shares)											13,892
Stock-based compensation												2,367,014			2,367,014
Net Income (loss)					(25,929,003)								(32,417,033)		(32,417,033)
Balance at Dec. 31, 2024		93,045,581	(115,880,509)	(80,241)	(22,902,000)						$ 13,169	101,998,956	(122,368,539)	(2,545,586)	(22,902,000)
Balance (in Shares) at Dec. 31, 2024											2,633,956
Balance at Mar. 31, 2024					(40,630,758)										(40,630,758)
Net Income (loss)					22,018,416								21,914,426		21,914,426
Balance at Jun. 30, 2024					(18,160,646)							82,483,948	(100,573,062)	(80,241)	(18,160,646)
Shares issued from exercise of Series A Warrants												193,710			193,757
Net Income (loss)					(6,636,679)								(9,717,896)		(9,717,896)
Balance at Sep. 30, 2024					(18,786,644)							93,968,741	(110,290,958)	(2,476,160)	(18,786,644)
Balance at Dec. 31, 2024		93,045,581	(115,880,509)	(80,241)	(22,902,000)						$ 13,169	101,998,956	(122,368,539)	(2,545,586)	(22,902,000)
Shares issued from exercise of Series A Warrants											$ 74	241,472			241,546
Shares issued from exercise of Series A Warrants (in Shares)											14,755
Conversion of convertible notes into common stock											$ 339	527,161			527,500
Conversion of convertible notes into common stock (in Shares)											67,895
Reverse stock split											$ (13,311)	13,311
Shares issued to consultants											$ 1	670			671
Shares issued to consultants (in Shares)											100
Stock-based compensation												754,361			754,361
Net Income (loss)													9,194,630		9,194,630
Balance at Mar. 31, 2025											$ 272	103,535,931	(113,173,909)	(2,545,586)	(12,183,292)
Balance (in Shares) at Mar. 31, 2025											2,716,706
Balance at Dec. 31, 2024		$ 93,045,581	$ (115,880,509)	$ (80,241)	(22,902,000)						$ 13,169	101,998,956	(122,368,539)	(2,545,586)	(22,902,000)
Balance (in Shares) at Dec. 31, 2024											2,633,956
Shares issued from Earnout Arrangement											$ 45	(45)
Shares issued from Earnout Arrangement (in Shares)											450,000
Shares issued from exercise of Series A Warrants											$ 101	4,475,753			4,475,854
Shares issued from exercise of Series A Warrants (in Shares)											280,287
Conversion of convertible notes into common stock											$ 339	527,161			527,500
Conversion of convertible notes into common stock (in Shares)											68,095
Reverse stock split											$ (13,311)	12,851			(460)
Reverse stock split (in Shares)											(112)
Shares issued from Series C and D Warrant Conversion											$ 343	43,030,159			43,030,502
Shares issued from Series C and D Warrant Conversion (in Shares)											3,447,957
Shares issuable upon settlement of warrants												1,915,988			1,915,988
Forward Purchase Agreement – subscription receivable discount												295,841		(295,841)
Stock-based compensation to consultants											$ 36	3,821,086			3,821,122
Stock-based compensation to consultants (in Shares)											345,100
Stock-based compensation											$ 24	2,949,896			2,949,920
Stock-based compensation (in Shares)											240,000
Net Income (loss)					$ (41,004,000)								(41,004,000)		(41,004,000)
Balance at Dec. 31, 2025											$ 746	159,027,646	(163,372,539)	(2,841,427)	(7,185,574)
Balance (in Shares) at Dec. 31, 2025											7,465,283
Balance at Mar. 31, 2025											$ 272	103,535,931	(113,173,909)	(2,545,586)	(12,183,292)
Balance (in Shares) at Mar. 31, 2025											2,716,706
Net Income (loss)													(2,113,859)
Balance at Jun. 30, 2025												103,738,980	(115,287,768)	(2,545,586)
Net Income (loss)													(4,092,145)
Balance at Sep. 30, 2025												104,518,211	(119,379,913)	(2,545,586)
Balance at Dec. 31, 2025											$ 746	159,027,646	(163,372,539)	(2,841,427)	(7,185,574)
Balance (in Shares) at Dec. 31, 2025											7,465,283
Shares issued upon settlement of warrants											$ 24	(24)
Shares issued upon settlement of warrants (in Shares)											240,400
Forward Purchase Agreement – subscription receivable discount												78,247		(78,247)
Discount on short term notes payable												70,000			70,000
Stock-based compensation to consultants											$ 4	(4)
Stock-based compensation to consultants (in Shares)											40,000
Stock-based compensation												277,654			277,654
Net Income (loss)													(1,430,668)		(1,430,668)
Balance at Mar. 31, 2026											$ 774	$ 159,453,519	$ (164,803,207)	$ (2,919,674)	$ (8,268,588)
Balance (in Shares) at Mar. 31, 2026											7,745,683